Acquisitions (Narrative) (Details)					1 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2021 CAD ($) share $ / shares shares	Jul. 09, 2020 CAD ($) $ / shares shares	Jun. 12, 2020 CAD ($) share $ / shares shares	Jun. 12, 2020 USD ($) shares	Oct. 28, 2022	Apr. 29, 2021 CAD ($) share $ / shares shares	Sep. 17, 2020 CAD ($) share shares	May 31, 2020 $ / shares	Sep. 30, 2020 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2019 shares
Disclosure of detailed information about business combination [line items]
Description of reverse stock split					1-for-70 Reverse Split
Description of outstanding common shares consolidation							Foremost effected a consolidation of its outstanding common shares on the basis of one post-consolidation common share for every 326.9 pre-consolidation common shares.
Number of shares outstanding | shares							589,517		589,518	773,225		773,225		699,511		383,996	3	383,996
Acquisition of technology asset									$ 134,192			$ 0		$ 0		$ 0
Issue price per share | $ / shares								$ 31.5									$ 66.67
Proceeds from the issuance of common shares									$ 4,355,171			344,000		6,002,472		$ 1,014,948
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share	3,965
Fair value of common share	$ 377,503
Number of warrants issued in acquisition | shares	200,000
Warrants granted, exercise price | $ / shares	$ 1.72
Description of warrant conversion	each warrant converts into 0.01428571 common share or 70 warrants to receive one common share of KWESST.
Contingent shares, Number | shares	875
1/70 of stock price | $ / shares	$ 1.36
Risk-free interest rate	1.04%
Expected life	3 years
Volatility	84.70%
Revenue of acquiree since acquisition date										$ 355,296		846,600
Profit (loss) of acquiree since acquisition date										(198,353)		31,000
DEFSEC [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share						14,286
Fair value of common share						$ 1,290,000
Number of warrants issued in acquisition | shares						500,000
Warrants granted, exercise price | $ / shares						$ 0.7
Percentage of warrants vesting per anniversary						25.00%
Percentage of royalty on annual sales						7.00%
Maximum royalty on annual sales						$ 10,000,000
Payment of advance royalty						$ 150,000
1/70 of stock price | $ / shares						$ 1.29
Risk-free interest rate						0.48%
Expected life						3 years
Volatility						80.00%
Discount rate for minimum royalty payments						13.70%
Accretion cost relating to discounted minimum royalty payments												159,451		64,537
Accrued royalties liability										$ 1,265,207		$ 1,265,207		$ 1,105,756
KWESST Inc. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding | shares							576,681
Percentage of outstanding shares							97.80%
Issued common shares | shares		62,994
Issue price per share | $ / shares		$ 49
Proceeds from the issuance of common shares		$ 3,100,000
Foremost [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding | shares							12,836
Number of common shares issued | share							12,836
Non-cash listing expense (included in M&A costs)							$ 814,703
Fair value of common share							$ 628,949
Two M&A / capital market advisors [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share							14,286
Fair value of common share							$ 700,000
SageGuild LLC [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of technology asset			$ 134,192	$ 100,000
Number of common shares issued | share			2,000
Issued common shares | shares			7,957	7,957
Issue price per share | $ / shares			$ 35
Fair value of common share			$ 278,500
Annual payments											$ 125,000		$ 125,000		$ 125,000
Number of warrants issued in acquisition | shares			750,000
Warrants granted, exercise price | $ / shares			$ 0.5
Warrants vesting during period | shares											250,000		250,000		250,000
Description of royalty agreement			In addition to the above total purchase consideration, KWESST Inc. has agreed to pay SageGuild royalties at a rate of 20% on amounts received in consideration of the grant of licenses and on sales of the GhostStep® Technology until KWESST has paid SageGuild a total of USD $3 million in royalties. Once KWESST has paid SageGuild a total of USD $3 million in royalties, the royalty rate will decrease to 5%. The obligation to pay royalties will terminate automatically once KWESST has paid SageGuild a total of USD $20 million in royalties.	In addition to the above total purchase consideration, KWESST Inc. has agreed to pay SageGuild royalties at a rate of 20% on amounts received in consideration of the grant of licenses and on sales of the GhostStep® Technology until KWESST has paid SageGuild a total of USD $3 million in royalties. Once KWESST has paid SageGuild a total of USD $3 million in royalties, the royalty rate will decrease to 5%. The obligation to pay royalties will terminate automatically once KWESST has paid SageGuild a total of USD $20 million in royalties.